RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 6) In Millions, unless otherwise specified											12 Months Ended						12 Months Ended						12 Months Ended									12 Months Ended						12 Months Ended								12 Months Ended				12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2014 Commodity contract Power CAD	Dec. 31, 2013 Commodity contract Power CAD	Dec. 31, 2014 Commodity contract Gas CAD	Dec. 31, 2013 Commodity contract Gas CAD	Dec. 31, 2014 Foreign Exchange CAD	Dec. 31, 2013 Foreign Exchange CAD	Dec. 31, 2014 Interest CAD	Dec. 31, 2013 Interest CAD	Dec. 31, 2014 Derivative Financial Instruments Held for Trading Commodity contract Power CAD	Dec. 31, 2013 Derivative Financial Instruments Held for Trading Commodity contract Power CAD	Dec. 31, 2014 Derivative Financial Instruments Held for Trading Commodity contract Power Purchases GW	Dec. 31, 2013 Derivative Financial Instruments Held for Trading Commodity contract Power Purchases GW	Dec. 31, 2014 Derivative Financial Instruments Held for Trading Commodity contract Power Sales GW	Dec. 31, 2013 Derivative Financial Instruments Held for Trading Commodity contract Power Sales GW	Dec. 31, 2014 Derivative Financial Instruments Held for Trading Commodity contract Gas CAD	Dec. 31, 2013 Derivative Financial Instruments Held for Trading Commodity contract Gas CAD	Dec. 31, 2014 Derivative Financial Instruments Held for Trading Commodity contract Gas Purchases Bcf	Dec. 31, 2013 Derivative Financial Instruments Held for Trading Commodity contract Gas Purchases Bcf	Dec. 31, 2014 Derivative Financial Instruments Held for Trading Commodity contract Gas Sales Bcf	Dec. 31, 2013 Derivative Financial Instruments Held for Trading Commodity contract Gas Sales Bcf	Dec. 31, 2014 Derivative Financial Instruments Held for Trading Foreign Exchange CAD	Dec. 31, 2013 Derivative Financial Instruments Held for Trading Foreign Exchange CAD	Dec. 31, 2014 Derivative Financial Instruments Held for Trading Foreign Exchange U.S. dollars USD ($)	Dec. 31, 2013 Derivative Financial Instruments Held for Trading Foreign Exchange U.S. dollars USD ($)	Dec. 31, 2014 Derivative Financial Instruments Held for Trading Interest CAD	Dec. 31, 2013 Derivative Financial Instruments Held for Trading Interest CAD	Dec. 31, 2013 Derivative Financial Instruments Held for Trading Interest Canadian dollars CAD	Dec. 31, 2014 Derivative Financial Instruments Held for Trading Interest U.S. dollars USD ($)	Dec. 31, 2013 Derivative Financial Instruments Held for Trading Interest U.S. dollars USD ($)	Dec. 31, 2014 Derivative Financial Instruments in Hedging Relationships Commodity contract Power CAD	Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Commodity contract Power CAD	Dec. 31, 2014 Derivative Financial Instruments in Hedging Relationships Commodity contract Power Purchases MWh	Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Commodity contract Power Purchases MWh	Dec. 31, 2014 Derivative Financial Instruments in Hedging Relationships Commodity contract Power Sales MWh	Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Commodity contract Power Sales MWh	Dec. 31, 2014 Derivative Financial Instruments in Hedging Relationships Commodity contract Gas CAD	Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Commodity contract Gas CAD	Dec. 31, 2014 Derivative Financial Instruments in Hedging Relationships Foreign Exchange CAD	Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Foreign Exchange CAD	Dec. 31, 2014 Derivative Financial Instruments in Hedging Relationships Foreign Exchange U.S. dollars USD ($)	Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Foreign Exchange U.S. dollars USD ($)	Dec. 31, 2014 Derivative Financial Instruments in Hedging Relationships Interest U.S. dollars USD ($)	Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Interest U.S. dollars USD ($)	Dec. 31, 2014 Derivative Financial Instruments in Hedging Relationships Fair value hedges Interest CAD	Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Fair value hedges Interest CAD	Dec. 31, 2014 Derivative Financial Instruments in Hedging Relationships Fair value hedges Interest USD ($)	Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Fair value hedges Interest USD ($)	Dec. 31, 2014 Derivative Financial Instruments in Hedging Relationships Fair value hedges Interest Interest expense CAD	Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Fair value hedges Interest Interest expense CAD
Fair Values
Assets	502	507	419	415	69	73	7	5	7	14	362	265					69	73					1	0			4	8				57	150													3	6
Liabilities	(1,160)	(612)	(554)	(302)	(103)	(72)	(497)	(230)	(6)	(8)	(391)	(280)					(103)	(72)					(32)	(12)			(4)	(7)				(163)	(22)					0	0	0	(1)					(2)	(1)
Notional Values
Volumes													42,097,000	29,301,000	35,452,000	28,534,000			60,000	88,000	38,000	60,000												11,120,000	9,758,000	3,977,000	6,906,000
Net gains and losses
Net unrealized (losses)/gains in the year											(5)	19					(35)	17					(20)	(10)
Net realized (losses)/gains in the year											(39)	(49)					11	(13)					(28)	(9)
Net realized (losses)/gains in the year																																130	(19)					0	(2)							4	5			7	6
Fair value																																														3	5
Notional value																									$ 1,374	$ 1,015			400	$ 100	$ 100												$ 16	$ 550	$ 350			$ 400	$ 200